Changes in equity and earnings per share	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Changes in equity and earnings per share
23.	Changes in equity and earnings per share

STATEMENT OF CAPITAL

The tables below summarize the changes in issued capital and treasury shares during 2018:

ISSUED CAPITAL	Issued capital
	Million shares	Million US dollar
At the end of the previous year	2 019	1 736
Changes during the period	—	—

	2 019	1 736
Of which:
Ordinary shares	1 693
Restricted shares	326

TREASURY SHARES	Treasury shares		Result on the use of treasury shares Million US dollar
	Million shares	Million US dollar
At the end of the previous year	85.5	(8 980)	(1 452)
Changes during the period	(23.0)	2 431	(931)

	62.5	(6 549)	(2 383)

As at 31 December 2018, the share capital of AB InBev amounts to 1 238 608 344.12 euro (1 736 million US dollar). It is represented by 2 019 241 973 shares without nominal value, of which 62 502 473 are held in treasury by AB InBev and its subsidiaries. All shares are ordinary shares, except for 325 999 817 restricted shares. As at 31 December 2018, the total of authorized, un-issued capital amounts to 37m euro.

The treasury shares held by the company are reported in equity in Treasury shares.

The holders of ordinary and restricted shares are entitled to receive dividends as declared from time to time and are entitled to one vote per share at meetings of the company. In respect of the company’s shares that are held by AB InBev, rights are suspended.

The restricted shares are unlisted, not admitted to trading on any stock exchange, and are subject to, among other things, restrictions on transfer until converted into new ordinary shares. The restricted shares will be convertible at the election of the holder into new ordinary shares on a one-for-one basis with effect from the fifth anniversary of completion of the SAB combination. From completion of the SAB combination, such restricted shares will rank equally with the ordinary shares with respect to dividends and voting rights.

The shareholders’ structure based on the notifications made to the company pursuant to the Belgian Law of 02 May 2007 on the disclosure of significant shareholdings in listed companies is included in the Corporate Governance section of AB InBev’s annual report.

CHANGES IN OWNERSHIP INTERESTS

In compliance with IFRS 10, the acquisition of additional shares in a subsidiary is accounted for as an equity transaction with owners.

During 2018, Ambev increased its investment in Cervecería Nacional Dominicana S.A. (“CND”) from 55% to 85%. As the related subsidiary was already fully consolidated, the purchase did not impact AB InBev’s profit, but reduced the non-controlling interests by 429m US dollar and increased the profit attributable to equity holders of AB InBev.

REPORT ACCORDING TO ARTICLE 624 OF THE BELGIAN COMPANIES CODE – PURCHASE OF OWN SHARES

During 2018, the company proceeded with the following sale transactions:

•	1 251 602 shares were granted to executives of the group according to the company’s executive remuneration policy;

•	1 497 344 shares were sold, as a result of the exercise of options granted to employees of the group;

•	23 076 922 shares were delivered under deferred share instruments with former Grupo Modelo shareholders.

At the end of the period, the group owned 62 527 163 own shares of which 61 923 078 were held directly by AB InBev. The par value of the shares is 0.61 euro. As a consequence, the shares that were sold during the year 2018 represent 18 038 093 US dollar (15 753 779 euro) of the subscribed capital and the shares that the company still owned at the end of 2018 represent 43 672 135 US dollar (38 141 569 euro) of the subscribed capital.

DIVIDENDS

On 24 October 2018, an interim dividend of 0.80 euro per share or approximately 1 565m euro was approved by the Board of Directors. This interim dividend was paid out on 29 November 2018. On 28 February, in addition to the interim dividend paid on 29 November 2018, a dividend of 1.00 euro per share or 1 957m euro was proposed by the Board of Directors, reflecting a total dividend payment for the 2018 fiscal year of 1.80 euro per share or 3 522m euro.

On 25 October 2017, an interim dividend of 1.60 euro per share or 3 089m euro was approved by the Board of Directors. This interim dividend was paid out on 16 November 2017. On 25 April 2018, in addition to the interim dividend paid on 16 November 2017, a dividend of 2.00 euro per share or 3 867m euro was approved at the shareholders meeting, reflecting a total dividend payment for 2017 fiscal year of 3.60 euro per share or 6 956m euro. The dividend was paid out on 3 May 2018.

On 25 October 2016, an interim dividend of 1.60 euro per share or 3 091 euro was approved by the Board of Directors. This interim dividend was paid out on 17 November 2016. On 26 April 2017, in addition to the interim dividend paid on 17 November 2016, a dividend of 2.00 euro or 3 856m euro was approved at the shareholders meeting, reflecting a total dividend payment for 2016 fiscal year of 3.60 euro per share or 6 947m euro. The dividend was paid out on 4 May 2017.

TRANSLATION RESERVES

The translation reserves comprise all foreign currency exchange differences arising from the translation of the financial statements of foreign operations. The translation reserves also comprise the portion of the gain or loss on the foreign currency liabilities and on the derivative financial instruments determined to be effective net investment.

HEDGING RESERVES

The hedging reserves comprise the effective portion of the cumulative net change in the fair value of cash flow hedges to the extent the hedged risk has not yet impacted profit or loss.

TRANSFERS FROM SUBSIDIARIES

The amount of dividends payable to AB InBev by its operating subsidiaries is subject to, among other restrictions, general limitations imposed by the corporate laws, capital transfer restrictions and exchange control restrictions of the respective jurisdictions where those subsidiaries are organized and operate. Capital transfer restrictions are also common in certain emerging market countries, and may affect AB InBev’s flexibility in implementing a capital structure it believes to be efficient. As at 31 December 2018, the restrictions above mentioned were not deemed significant on the company’s ability to access or use the assets or settle the liabilities of its operating subsidiaries.

Dividends paid to AB InBev by certain of its subsidiaries are also subject to withholding taxes. Withholding tax, if applicable, generally does not exceed 15%.

DEFERRED SHARE INSTRUMENT

In a transaction related to the combination with Grupo Modelo, selected Grupo Modelo shareholders committed, upon tender of their Grupo Modelo shares, to acquire 23 076 922 AB InBev shares to be delivered within 5 years for a consideration of approximately 1.5 billion US dollar. The consideration was paid on 5 June 2013.

On 21 May 2018, AB InBev delivered the shares that were due under the deferred share instruments through the use of AB InBev treasury shares.

Until the delivery of the AB InBev shares, AB InBev paid a coupon on each undelivered AB InBev share, so that the Deferred Share Instrument holders were compensated on an after tax basis, for dividends they would have received had the AB InBev shares been delivered to them prior to the record date for such dividend.

The deferred share instrument was classified as an equity instrument, in line with IAS 32, as the number of shares and consideration received are fixed. The coupon to compensate for the dividend equivalent is reported through equity. On 3 May 2018, the company paid a coupon of 2.00 euro per share or approximately 56m US dollar (2017: 3.60 euro per share or approximately 93m US dollar).

STOCK LENDING

In order to fulfil AB InBev’s commitments under various outstanding stock option plans, AB InBev entered into stock lending arrangements for up to 20 million of its own ordinary shares. As of 31 December 2018, the outstanding balance of loaned securities amounted to 20 million, of which 20 million were used to fulfil stock option plan commitments. AB InBev shall pay any dividend equivalent, after tax in respect of the loaned securities. This payment will be reported through equity as dividend.

OTHER COMPREHENSIVE INCOME RESERVES

The changes in the other comprehensive income reserves are as follows:

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2018	(13 705)	586	(1 665)	(14 784)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(7 379)	—	—	(7 379)
Cash flow hedges	—	(92)	—	(92)
Re-measurements of post-employment benefits	—	—	98	98
Total comprehensive income	(7 379)	(92)	98	(7 373)

As per 31 December 2018	(21 084)	494	(1 567)	(22 157)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2017	(14 758)	744	(1 612)	(15 626)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	1 053	—	—	1 053
Cash flow hedges	—	(158)	—	(158)
Re-measurements of post-employment benefits	—	—	(53)	(53)
Total comprehensive income	1 053	(158)	(53)	842

As per 31 December 2017	(13 705)	586	(1 665)	(14 784)

Million US dollar	Translation Reserves	Hedging reserves	Post-employment benefits	Total OCI Reserves
As per 1 January 2016	(11 493)	(1 217)	(1 400)	(14 110)
Other comprehensive income
Exchange differences on translation of foreign operations (gains/(losses))	(3 265)	—	—	(3 265)
Foreign exchange contracts recognized in equity in relation to the SAB combination	—	(7 099)	—	(7 099)
Foreign exchange contracts reclassified from equity in relation to the SAB combination	—	8 837	—	8 837
Cash flow hedges	—	223	—	223
Re-measurements of post-employment benefits	—	—	(212)	(212)
Total comprehensive income	(3 265)	1 961	(212)	(1 516)

As per 31 December 2016	(14 758)	744	(1 612)	(15 626)

EARNINGS PER SHARE

The calculation of basic earnings per share for the year ended 31 December 2018 is based on the profit attributable to equity holders of AB InBev of 4 368m US dollar (31 December 2017: 7 996m US dollar; 31 December 2016: 1 241m US dollar) and a weighted average number of ordinary and restricted shares outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2018	2017	2016
Issued ordinary and restricted shares at 1 January, net of treasury shares	1 934	1 934	1 606
Effect of restricted shares issued upon the SAB combination	—	—	94
Effect of shares issued and share buyback programs	—	—	(20)
Effect of stock lending	18	14	12
Effect of undelivered shares under the deferred share instrument	9	23	23
Effect of delivery of treasury shares	14	—	—

Weighted average number of ordinary and restricted shares at 31 December	1 975	1 971	1 717

The calculation of diluted earnings per share for the year ended 31 December 2018 is based on the profit attributable to equity holders of AB InBev of 4 368m US dollar (31 December 2017: 7 996m US dollar; 31 December 2016: 1 241m US dollar) and a weighted average number of ordinary and restricted shares (diluted) outstanding (including deferred share instruments and stock lending) per end of the period, calculated as follows:

Million shares	2018	2017	2016
Weighted average number of ordinary and restricted shares at 31 December	1 975	1 971	1 717
Effect of share options, warrants and restricted stock units	36	39	38

Weighted average number of ordinary and restricted shares (diluted) at 31 December	2 011	2 010	1 755

The calculation of earnings per share before exceptional items and discontinued operations is based on the profit from continuing operations attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev to profit attributable to equity holders of AB InBev is calculated as follows:

Million US dollar	2018	2017	2016
Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 793	7 967	4 853
Exceptional items, before taxes (refer to Note 8)	(715)	(662)	(394)
Exceptional finance income/(cost), before taxes (refer to Note 8)	(1 982)	(693)	(3 356)
Exceptional taxes (refer to Note 8)	240	830	77
Exceptional non-controlling interest (refer to Note 8)	32	526	13
Profit from discontinued operations	—	28	48

Profit attributable to equity holders of AB InBev	4 368	7 996	1 241

The calculation of the Underlying EPS[1] is based on the profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts attributable to equity holders of AB InBev. A reconciliation of profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev to profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev, is calculated as follows:

Million US dollar	2018	2017	2016
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	8 644	8 258	5 237
Mark-to-market losses on certain derivatives related to the hedging of share-based payment programs (refer to Note 11)	(1 774)	(291)	(384)
Hyperinflation impacts	(77)	—	—

Profit before exceptional items and discontinued operations, attributable to equity holders of AB InBev	6 793	7 967	4 853

The table below sets out the EPS calculation:

Million US dollar	2018	2017	2016
Profit attributable to equity holders of AB InBev	4 368	7 996	1 241
Weighted average number of ordinary and restricted shares	1 975	1 971	1 717
Basic EPS from continuing and discontinued operations	2.21	4.06	0.72
Profit from continuing operations attributable to equity holders of AB InBev	4 368	7 968	1 193
Weighted average number of ordinary and restricted shares	1 975	1 971	1 717
Basic EPS from continuing operations	2.21	4.04	0.69
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	6 793	7 967	4 853
Weighted average number of ordinary and restricted shares	1 975	1 971	1 717
Basic EPS from continuing operations before exceptional items	3.44	4.04	2.83
Profit before exceptional items, discontinued operations, mark-to-market losses and hyperinflation impacts, attributable to equity holders of AB InBev	8 644	8 258	5 237
Weighted average number of ordinary and restricted shares	1 975	1 970	1 717
Underlying EPS[2]	4.38	4.19	3.05
Profit attributable to equity holders of AB InBev	4 368	7 996	1 241
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 010	1 755
Diluted EPS from continuing and discontinued operations	2.17	3.98	0.71
Profit from continuing operations attributable to equity holders of AB InBev	4 368	7 968	1 193
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 010	1 755
Diluted EPS from continuing operations	2.17	3.96	0.68
Profit from continuing operations before exceptional items, attributable to equity holders of AB InBev	6 793	7 967	4 853
Weighted average number of ordinary and restricted shares (diluted)	2 011	2 010	1 755
Diluted EPS from continuing operations before exceptional items	3.38	3.96	2.77

The average market value of the company’s shares for purposes of calculating the dilutive effect of share options and restricted stock units was based on quoted market prices for the period that the options and restricted stock units were outstanding. 63m share options were anti-dilutive and not included in the calculation of the dilutive effect as at 31 December 2018 (31 December 2016 and 2017: 5m share options).

[1]	See glossary.
[2]	See glossary.